Summary of Securities in Unrealized Loss Position and Included in Accumulated Other Comprehensive Income, Aggregated by Length of Time Investments (Detail) (USD $)
In Thousands, unless otherwise specified
	May 31, 2013	May 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Total investments with unrealized losses, fair value	$ 36,582	$ 43,772
Unrealized losses with a loss position for less than 12 months, fair value	36,327	42,114
Unrealized losses with a loss position for more than 12 months, fair value	255	1,658
Total investments with unrealized losses, gross unrealized losses	(1,034)	(3,078)
Unrealized losses with a loss position for less than 12 months, gross unrealized losses	(956)	(2,596)
Unrealized losses with a loss position for more than 12 months, gross unrealized losses	$ (78)	$ (482)